INCOME TAXES - Components of income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Current income tax benefit	$ 729
INCOME TAX BENEFIT	$ 729	$ 0	$ 0